COMBINED FINANCIAL INFORMATION - Income Statement (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	$ 455,579	$ 393,488
General and administrative expenses	29,465	38,400
Interest expense and other financing costs	50,967	47,226
Other costs and expenses, net	73,979	53,913
Fair value losses (gains) on investment properties, net	219,728	(1,298,865)
Fair value (gains) losses on financial instruments, net	(11,383)	1,214
Loss on sale of investment properties	666	761
Income before income taxes	92,157	1,550,839
Income tax (recovery) expense	(63,665)	240,567
Net income	155,822	1,310,272
Less net income attributable to non-controlling interests	54	335
Net income attributable to stapled unitholders	155,768	1,309,937
Granite REIT
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	455,579	393,488
General and administrative expenses	29,465	38,400
Interest expense and other financing costs	50,967	47,226
Other costs and expenses, net	73,979	53,913
Fair value losses (gains) on investment properties, net	219,728	(1,298,865)
Fair value (gains) losses on financial instruments, net	(11,383)	1,214
Loss on sale of investment properties	666	761
Income before income taxes	92,157	1,550,839
Income tax (recovery) expense	(63,665)	240,567
Net income	155,822	1,310,272
Less net income attributable to non-controlling interests	56	348
Net income attributable to stapled unitholders	155,766	1,309,924
Granite GP
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	(2)	(13)
Income before income taxes	2	13
Net income	2	13
Net income attributable to stapled unitholders	2	13
Eliminations/ Adjustments
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	2	13
Income before income taxes	(2)	(13)
Net income	(2)	(13)
Less net income attributable to non-controlling interests	$ (2)	$ (13)